INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2011	2010

Raw materials, parts and supplies	$11,172	$10,499
Work in progress	1,267	1,193
Finished products	19,494	17,920

	$31,933	$29,612

b.	Inventory write-offs totaled $ 657, $ 1,066 and $ 1,945 in 2011, 2010 and 2009, respectively.